Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0000059478
Registrant Name	Eli Lilly and Company
Registration File Number	333-262943
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES